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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCSF Equities, LLC
                 -------------------------------
   Address:      5200 Town Center Circle
                 -------------------------------
                 Suite 600
                 -------------------------------
                 Boca Raton, FL 33486
                 -------------------------------

Form 13F File Number: 028-12343
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip E. Brown
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   (561) 394-0550
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Philip E. Brown                New York, NY        May 15, 2008
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities"). SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands corporation ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Marc J. Leder ("Leder") and Rodger
R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund or Sun Advisors separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          16
                                        --------------------

Form 13F Information Table Value Total:       $288,778
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                       SHRS OR
                                                                       SH/ PUT/
                                                                       --------
                                 TITLE OF                    VALUE     (PRN AMT       INVESTMENT     OTHER     VOTING AUTHORITY
     NAME OF ISSUER               CLASS            CUSIP    (X$1000)   PRN CALL)      DISCRETION    MANAGERS   SOLE/SHARED/NONE
     --------------               -----            -----    --------   ---------      ----------    --------  -----------------
Accuride Corporation           Common Stock      004398103   28,623    3,499,102    Shared-Defined    None           Sole
American Italian Pasta
 Company                   Class A Common Stock  027070101   14,880    2,730,300    Shared-Defined    None           Sole
C&D Technologies, Inc.         Common Stock      124661109   15,711    3,129,586    Shared-Defined    None           Sole
Chesapeake Corporation         Common Stock      165159104   9,436     1,961,651    Shared-Defined    None           Sole
Coleman Cable, Inc.            Common Stock      193459302   14,164    1,287,600    Shared-Defined    None           Sole
CVR Energy, Inc.               Common Stock      12662P108   27,361    1,188,079    Shared-Defined    None           Sole
Design Within Reach, Inc.      Common Stock      250557105   7,191     2,523,200    Shared-Defined    None           Sole
Furniture Brands
 International, Inc.           Common Stock      360921100   53,608    4,581,881    Shared-Defined    None           Sole
Georgia Gulf Corporation       Common Stock      373200203   29,793    4,299,132    Shared-Defined    None           Sole
Modine Manufacturing
 Company                       Common Stock      607828100   23,313    1,608,900    Shared-Defined    None           Sole
Nautilus, Inc.                 Common Stock      63910B102   10,274    3,122,853    Shared-Defined    None           Sole
O'Charley's Inc.               Common Stock      670823103   3,992      346,500     Shared-Defined    None           Sole
Pier 1 Imports, Inc.           Common Stock      720279108   42,703    6,799,904    Shared-Defined    None           Sole
Sharper Image Corporation      Common Stock      820013100    477      2,807,458    Shared-Defined    None           Sole
Universal Technical
 Institute Incorporated        Common Stock      913915104   6,947      592,215     Shared-Defined    None           Sole
Wilsons The Leather
 Experts, Inc.                 Common Stock      972463103    305      1,449,869    Shared-Defined    None           Sole